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                              SSgA FUNDS

                     SUPPLEMENT DATED JUNE 16, 2005

                    TO THE SSgA HIGH YIELD BOND FUND
                   PROSPECTUS DATED DECEMBER 20, 2004

Effective immediately, the Average Annual Total Returns of the High Yield Bond Fund under "Risk and Return" is amended as follows:

The following table further illustrates the risks of investing in the fund by showing how the fund's average annual returns for one year, five years and since the fund's inception compare to the returns of broad-based securities market indices, the Lehman Brothers(R) High Yield Bond Index and the Lehman Brothers(R) High Yield Ba/B 3% Issuer Capped Index (index returns shown reflect no deductions for fees, taxes or expenses).

                       Average Annual Total Returns

                 For the Periods Ended December 31, 2004:

High Yield Bond Fund      1 Year    5 Years   Inception*
--------------------      ------    -------   ----------
Return Before Taxes        8.98%      5.61%        6.37%
Return After Taxes
 on Distributions          6.22%      2.37%        3.20%

Return After Taxes
 on Distributions
 and Sale of
 Fund Shares               5.74%      2.72%        3.42%
--------------------------------------------------------
Lehman Brothers.
 High Yield
 Bond Index               11.13%      6.97%        5.26%

Lehman Brothers High
 Yield Ba/B 3%
 Issuer Capped Index       9.90%      7.44%        5.01%


In June 2005, the Advisor began using the Lehman Brothers High Yield Ba/B 3% Issuer Capped Index as the Fund's benchmark to reflect the conservative, quality biased strategy in its high yield portfolio. The Lehman Brothers High Yield Ba/B 3% Issuer Capped Index is a customized index maintained by Lehman Brothers.

* The fund began operating on May 5, 1998.

               30-Day Yields

     For the Period Ended December 31, 2004:

                                 Current
                                 -------
High Yield Bond Fund             6.42%


Current yield information for the fund is available toll free by calling 1-800-647-7327 or by visiting our website at www.ssgafunds.com.

            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE